[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER EUROPE VCT PORTFOLIO--CLASS II SHARES


ANNUAL REPORT

DECEMBER 31, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

 Pioneer Europe VCT Portfolio

   Portfolio and Performance Update                                    2

   Portfolio Management Discussion                                     3

   Schedule of Investments                                             4

   Financial Statements                                                6

   Notes to Financial Statements                                      10

   Report of Independent Auditors                                     14

   Trustees, Officers and Service Providers                           15

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 12/31/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

Financials                           24.7%
Energy                               14.3%
Health Care                          13.3%
Consumer Staples                     10.4%
Telecommunication Services            9.7%
Consumer Discretionary                8.5%
Materials                             5.8%
Information Technology                5.5%
Industrials                           4.8%
Utilities                             3.0%

[CHART]

GEOGRAPHICAL DISTRIBUTION
(As a percentage of equity holdings)

United Kingdom                       33.3%
France                               15.2%
Netherlands                          11.0%
Switzerland                          10.7%
Germany                               9.7%
Italy                                 7.4%
Spain                                 4.0%
Finland                               3.5%
Ireland                               2.6%
Denmark                               1.1%
Portugal                              1.0%
Sweden                                0.5%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Vodafone Group Plc                                           4.89%
   2. ENI S.p.A                                                    4.25
   3. Royal Dutch Petroleum Co.                                    3.59
   4. Nokia Oyj                                                    3.52
   5. Shell Transport & Trading Co.                                3.52

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                    12/31/02        12/31/01
Net Asset Value per Share                            $ 6.71          $ 8.29

DISTRIBUTIONS PER SHARE                           SHORT-TERM        LONG-TERM
(1/1/02 - 12/31/02)                 DIVIDENDS    CAPITAL GAINS     CAPITAL GAINS
                                    $    -         $    -            $    -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER EUROPE VCT PORTFOLIO at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

              PIONEER EUROPE
              VCT PORTFOLIO*        MSCI EUROPE INDEX
Jan-01           $ 10,000               $ 10,000
Dec-01           $  7,712               $  8,006
Dec-02           $  6,242               $  6,535

Index comparison begins 1/31/01. The MSCI Europe Index is a capitalization-weighted index of the 15 European country indexes included in the MSCI EAFE (Europe, Australasia, Far East) Index. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 2002)

NET ASSET VALUE*

Life-of-Class                  -21.28%
(1/2/01)
1 Year                         -19.06%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses, or sales charges.

   Past performance does not guarantee future results. Returns and principal value fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distribution or the redemption of shares.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 12/31/02

Pioneer Europe VCT Portfolio's fiscal year started out on an optimistic note, with signs that an economic recovery would pick up steam in 2002. However, the upturn failed to materialize, when a series of negative events undermined investor confidence. The Portfolio's emphasis on high-quality companies that tend to achieve consistent long-term performance helped to ease the impact of the downturn on the Portfolio. In the following interview, Stan Pearson, a member of the Portfolio's management team, highlights these companies and other factors that influenced performance for the 12 months ended December 31, 2002.

Q:  WHAT CONTRIBUTED TO THE DECLINE IN EUROPEAN STOCKS?

A: Growing uncertainty about the pace of economic growth and the Middle East took a toll on stock prices. Furthermore, accounting and corporate governance issues called into question the financial health of corporate America and raised questions about a U.S.-led global economic recovery.

    Given the heightened awareness of corporate financial reporting, companies lacking clear, transparent accounting practices are receiving a chilly reception from investors. We immediately sold pharmaceutical Elan (Ireland) over concerns of opaque accounting. The increased threat of asbestos-related litigation against U.S. industrial companies spread to their European counterparts, sending prices of these companies' stocks lower. Questions about potentially damaging claims depressed the stock price of Saint Gobain (France), which we partially sold to limit the impact of any such liability. Finally, European companies with exposure to Latin America suffered as a result of the unstable economic outlook there.

Q:  HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

A: While the overall trend was down, the news was not all bad. Food, beverage and tobacco stocks, which tend to perform well in a slower-growth environment, and bank stocks were rewarding for the Portfolio. The relative weakness of the U.S. dollar against the euro helped to offset the disappointing returns when the euro-denominated returns were converted back into the U.S. currency. For the year ended December 31, the total return at net asset value for Class II shares was -19.06%. In comparison, the MSCI Europe Index posted a return of -18.38% for the same period.

Q:  DID THE PORTFOLIO BECOME MORE DEFENSIVE DURING THE YEAR?

A: Yes. We believe that the steps we took to insulate the Portfolio against market pressures early in the fiscal year helped to avoid the high-profile corporate scandals, which caused many of Europe's leading companies to suffer. We lowered investments in capital goods, information technology and software/technology services. We are concerned about the lack of demand across these sectors and believe a bona fide economic recovery is essential to their turnaround. Our investments in food, beverage and tobacco stocks performed relatively well. British American Tobacco (United Kingdom) and Unilever (United Kingdom) ranked among the Portfolio's better performers.

    The pharmaceutical sector is a traditionally defensive sector, offering a degree of price protection in down markets, since demand for drugs remains relatively steady. However, we underweighted the sector for much of the reporting period, because many companies are experiencing difficulties in obtaining regulatory approval for new products. Maturing patents are also exposing drug companies to competitive threats from generic drug manufacturers.

Q:  CAN YOU MENTION SOME HOLDINGS THAT HELPED PERFORMANCE?

A: Certainly. The Middle East crisis triggered a rise in oil prices, which helped push prices of energy companies higher - including ENI (Italy). This event was a double positive for the Portfolio, since it is overweighted in these stocks relative to the benchmark. The Portfolio's emphasis on the automobile sector, particularly Porsche AG Designs (Germany) and Peugeot Citroen (France), also proved advantageous. Our decision to overweight banks and underweight insurance companies benefited our strategy in the financial sector. Among the Portfolio's financial holdings, HSBC (United Kingdom) and UBS (Switzerland) performed well.

Q:  WHAT IS YOUR OUTLOOK?

A: Despite the challenges of the past year, we remain optimistic about prospects for the European market longer term. Stock price valuations are currently attractive, and we continue to find intriguing investment opportunities. Towards the end of the fiscal year, we reduced the Portfolio's weightings in the food, beverage, tobacco and energy sectors, taking advantage of the rise in prices to realize gains. We reinvested the sale proceeds in the pharmaceuticals sector, where we're finding a number of interesting companies with strong product pipelines, low debt and good growth prospects. As always, we remain committed to investing in companies that exhibit pricing power driven by dominant market position.

[SIDENOTE]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 12/31/02

   SHARES                                                           VALUE
           PREFERRED STOCK - 1.4%
           AUTOMOBILES & COMPONENTS - 1.4%
           AUTOMOBILE MANUFACTURERS - 1.4%

      348  Porsche AG Designs*                                $    144,526
                                                              ------------
           TOTAL AUTOMOBILES & COMPONENTS                     $    144,526
                                                              ------------
           TOTAL PREFERRED STOCK
           (Cost $126,354)                                    $    144,526
                                                              ------------
           COMMON STOCKS - 98.6%

           ENERGY - 14.2%
           INTEGRATED OIL & GAS - 10.6%

   42,139  BP Amoco Plc                                       $    290,435
   27,601  ENI S.p.A.                                              438,540
   55,204  Shell Transport & Trading Co.                           363,012
                                                              ------------
                                                              $  1,091,987
                                                              ------------
           OIL & GAS REFINING MARKETING &
           TRANSPORTATION - 3.6%

    8,435  Royal Dutch Petroleum Co.                          $    371,098
                                                              ------------
           TOTAL ENERGY                                       $  1,463,085
                                                              ------------
           MATERIALS - 5.9%
           CONSTRUCTION MATERIALS - 2.1%

   10,664  CRH Plc                                            $    131,410
    1,097  Lafarge BR                                               82,604
                                                              ------------
                                                              $    214,014
                                                              ------------
           DIVERSIFIED METALS & MINING - 2.8%
   12,011  Rio Tinto Plc                                      $    239,954
    2,254  Sandvik AB*                                              50,420
                                                              ------------
                                                              $    290,374
                                                              ------------
           SPECIALTY CHEMICALS - 1.0%

      748  Air Liquide SA                                     $     98,607
                                                              ------------
           TOTAL MATERIALS                                    $    602,995
                                                              ------------
           CAPITAL GOODS - 3.5%
           AEROSPACE & DEFENSE - 0.5%

    4,378  Smiths Industries                                  $     49,181
                                                              ------------
           CONSTUCTION & ENGINEERING - 2.2%
    5,855  Compagnie De Saint Gobain*                         $    171,686
    3,682  Grupo Dragados SA                                        62,556
                                                              ------------
                                                              $    234,242
                                                              ------------
           ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
    4,676  Thompson Multimedia*                               $     79,738
                                                              ------------
           TOTAL CAPITAL GOODS                                $    363,161
                                                              ------------
           COMMERCIAL SERVICES & SUPPLIES - 1.3%
           DIVERSIFIED COMMERCIAL SERVICES - 1.3%

    1,723  ISS International Service System AS*               $     62,021
    4,179  TNT Post Group N.V.*                                     67,713
                                                              ------------
                                                              $    129,734
                                                              ------------
           TOTAL COMMERCIAL SERVICES & SUPPLIES               $    129,734
                                                              ------------
           AUTOMOBILES & COMPONENTS - 2.0%
           AUTOMOBILE MANUFACTURERS - 2.0%

    3,105  Bayerische Motoren Werke AG                        $     94,174
    2,687  PSA Peugeot Citroen                                     109,507
                                                              ------------
                                                              $    203,681
                                                              ------------
           TOTAL AUTOMOBILES & COMPONENTS                     $    203,681
                                                              ------------
           HOTELS, RESTAURANTS & LEISURE - 0.5%
           RESTAURANTS - 0.5%

   10,024  Compass Group Plc*                                 $     52,865
                                                              ------------
           TOTAL HOTELS, RESTAURANTS & LEISURE                $     52,865
                                                              ------------
           MEDIA - 4.2%
           ADVERTISING - 0.5%

    2,663  Publicis SA                                        $     56,415
                                                              ------------
           MOVIES & ENTERTAINMENT - 0.6%

    6,214  Pearson Plc                                        $     57,537
                                                              ------------
           PUBLISHING - 3.1%

   12,972  Elsevier NV                                        $    158,491
    6,375  Vivendi Universal SA                                    102,894
    2,151  VNU NV                                                   56,058
                                                              ------------
                                                              $    317,443
                                                              ------------
           TOTAL MEDIA                                        $    431,395
                                                              ------------
           RETAILING - 0.5%
           HOME IMPROVEMENT RETAIL - 0.5%

    5,885  Wolsely                                            $     49,370
                                                              ------------
           TOTAL RETAILING                                    $     49,370
                                                              ------------
           FOOD & DRUG RETAILING - 7.3%
           FOOD RETAIL - 7.3%

    7,099  Koninklijke Ahold NV                               $     90,085
    1,353  Nestle SA (Registered Shares)                           286,624
   63,969  Tesco plc                                               199,523
    2,951  Unilever NV                                             181,204
                                                              ------------
                                                              $    757,436
                                                              ------------
           TOTAL FOOD & DRUG RETAILING                        $    757,436
                                                              ------------
           FOOD, BEVERAGE & TOBACCO - 3.0%
           DISTILLERS & VINTNERS - 0.5%

    4,842  Diageo Plc                                         $     52,679
                                                              ------------
           TOBACCO - 2.5%

   25,872  British American Tobacco Plc                       $    258,506
                                                              ------------
           TOTAL FOOD, BEVERAGE & TOBACCO                     $    311,185
                                                              ------------
           HEALTH CARE EQUIPMENT & SERVICES - 0.6%
           HEALTH CARE EQUIPMENT - 0.6%

    1,671  Gehe AG                                            $     65,016
                                                              ------------
           TOTAL HEALTH CARE EQUIPMENT & SERVICES             $     65,016
                                                              ------------

   The accompanying notes are an integral part of these financial statements.

                                        4

   SHARES                                                           VALUE
           PHARMACEUTICALS & BIOTECHNOLOGY - 12.7%
           PHARMACEUTICALS - 12.7%

    2,304  Altana AG                                          $    105,110
    5,997  Aventis SA                                              316,921
    5,210  AstraZeneca Plc                                         185,768
   11,419  GlaxoSmithKline Plc                                     217,640
    7,684  Novartis AG                                             280,282
      737  Roche Holdings AG                                        51,341
    3,522  Schering AG                                             153,104
                                                              ------------
                                                              $  1,310,166
                                                              ------------
           TOTAL PHARMACEUTICALS & BIOTECHNOLOGY              $  1,310,166
                                                              ------------
           BANKS - 14.6%

   10,135  Allied Irish Banks Plc                             $    136,690
   37,218  Barclays Plc                                            229,887
   18,873  Banco Bilbao Vizcaya Argentaria, SA                     180,513
    7,510  BNP Paribas SA                                          305,829
    2,302  CS Group*                                                49,931
    2,933  Danske Bank                                              48,441
   23,502  HSBC Holding Plc                                        260,998
    7,906  Royal Bank of Scotland Group Plc*                       189,679
    9,228  Standard Chartered Plc                                  104,874
                                                              ------------
                                                              $  1,506,842
                                                              ------------
           TOTAL BANKS                                        $  1,506,842
                                                              ------------
           DIVERSIFIED FINANCIALS - 8.1%
           DIVERSIFIED FINANCIAL SERVICES - 8.1%

    3,096  Deutsche Boerse AG                                 $    123,903
    4,387  Fortis NV                                                76,650
    1,870  Societe Generale SA*                                    108,845
    5,421  ING Groep NV                                             91,760
    1,533  Swiss Re                                                100,530
    6,989  UBS AG*                                                 339,571
                                                              ------------
                                                              $    841,259
                                                              ------------
           TOTAL DIVERSIFIED FINANCIALS                       $    841,259
                                                              ------------
           INSURANCE - 2.0%
           LIFE & HEALTH INSURANCE - 1.1%

    3,623  Aegon NV*                                          $     46,583
      543  Muenchener Rueckversicherungs
           Gesellschaft AG                                          64,920
                                                              ------------
                                                              $    111,503
                                                              ------------
           MULTI-LINE INSURANCE - 0.9%

    6,810  AXA SA                                             $     91,346
                                                              ------------
           TOTAL INSURANCE                                    $    202,849
                                                              ------------
           SOFTWARE & SERVICES - 0.9%
           APPLICATION SOFTWARE - 0.9%

   13,764  Indra Sistemas SA                                  $     93,539
                                                              ------------
           TOTAL SOFTWARE & SERVICES                          $     93,539
                                                              ------------

           TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%

    2,608  Siemens AG                                         $    110,773
                                                              ------------
           TELECOMMUNICATIONS EQUIPMENT - 3.5%
   22,885  Nokia Oyj                                          $    363,610
                                                              ------------
           TOTAL TECHNOLOGY HARDWARE & EQUIPMENT              $    474,383
                                                              ------------
           TELECOMMUNICATION SERVICES - 9.7%
           INTEGRATED TELECOM. SERVICES - 4.8%

    7,406  British Sky Broadcasting Plc*                      $     76,180
   15,122  Portugal Telecom SGPS SA                                103,878
   15,825  Telecom Italia Mobile S.p.A.                             72,195
   32,834  Telecom Italia S.p.A.                                   248,963
                                                              ------------
                                                              $    501,216
                                                              ------------
           WIRELESS TELECOM. SERVICES - 4.9%
  276,959  Vodafone Group Plc                                 $    504,908
                                                              ------------
           TOTAL TELECOMMUNICATION SERVICES                   $  1,006,124
                                                              ------------
           UTILITIES - 3.0%
           ELECTRIC UTILITIES - 2.6%

    3,447  E.On AG                                            $    138,998
    5,263  Iberdrola SA                                             73,686
    9,564  Scottish Power Plc*                                      55,555
                                                              ------------
                                                              $    268,239
                                                              ------------
           WATER UTILITIES - 0.4%

    1,989  Vivendi Environment                                $     46,353
                                                              ------------
           TOTAL UTILITIES                                    $    314,592
                                                              ------------
           TOTAL COMMON STOCKS
           (Cost $10,609,676)                                 $ 10,179,677
                                                              ------------
           TOTAL INVESTMENT IN SECURITIES - 100%
           (Cost $10,735,930)(a)                              $ 10,324,203
                                                              ============

*   Non-income producing security.

(a) Distributions of investments by country of issue, as a percentage of total equity holdings, is as follows:

    United Kingdom                   33.3%
    France                           15.2
    Netherlands                      11.0
    Switzerland                      10.7
    Germany                           9.7
    Italy                             7.4
    Spain                             4.0
    Finland                           3.5
    Ireland                           2.6
    Denmark                           1.1
    Portugal                          1.0
    Sweden                            0.5
                                    -----
                                    100.0%
                                    =====

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                                                    1/2/01
                                                                                                  YEAR ENDED          TO
CLASS II (a)                                                                                       12/31/02        12/31/01
Net asset value, beginning of period                                                             $       8.29     $    11.07
                                                                                                 ------------     ----------
Increase (decrease) from investment operations:
   Net investment income                                                                         $       0.01     $     0.08
   Net realized and unrealized gain (loss) on investments and foreign currency transactions             (1.59)         (2.71)
                                                                                                 ------------     ----------
   Net increase (decrease) from investment operations                                            $      (1.58)    $    (2.63)
Distributions to shareowners:
   Net investment income                                                                                    -          (0.15)
                                                                                                 ------------     ----------
Net increase (decrease) in net asset value                                                       $      (1.58)    $    (2.78)
                                                                                                 ------------     ----------
Net asset value, end of period                                                                   $       6.71     $     8.29
                                                                                                 ------------     ----------
Total return*                                                                                          (19.06)%       (23.44)%
Ratio of net expenses to average net assets+                                                             1.86%          3.22%**
Ratio of net investment income to average net assets+                                                    0.25%         (2.56%)**
Portfolio turnover rate                                                                                    95%            73%
Net assets, end of period (in thousands)                                                         $      1,829     $      398
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                                          2.66%          4.57%**
   Net investment income (loss)                                                                         (0.54)%        (3.90%)**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:

   Net expenses                                                                                          1.86%          3.22%**
   Net investment income (loss)                                                                          0.25%         (2.56%)**

(a)  Class II shares were first publicly offered January 2, 2001
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEETS 12/31/02

                                                                                                                 PIONEER
                                                                                                                 EUROPE
                                                                                                              VCT PORTFOLIO
ASSETS:
  Investment in securities, at value and temporary cash investments, at amortized cost (cost $10,735,930)      $ 10,324,203
  Cash                                                                                                               34,742
  Foreign currencies, at value (cost $16,006)                                                                        17,062
  Receivables -
   Investment securities sold                                                                                        56,477
   Fund shares sold                                                                                                  24,628
   Dividends, interest and foreign taxes withheld                                                                    36,456
   Due from Pioneer Investment Management, Inc.                                                                       2,966
  Other                                                                                                              57,740
                                                                                                               ------------
      Total assets                                                                                             $ 10,554,274
                                                                                                               ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                                                                     $      7,010
   Forward foreign currency settlement contracts, net                                                                    46
   Due to affiliates                                                                                                  4,131
  Accrued expenses                                                                                                   18,239
                                                                                                               ------------
      Total liabilities                                                                                        $     29,426
                                                                                                               ------------
NET ASSETS:
  Paid-in capital                                                                                              $ 19,798,538
  Accumulated undistributed net investment income                                                                    39,388
  Accumulated net realized loss                                                                                  (8,906,424)
  Net unrealized gain (loss) on:
   Investments                                                                                                     (411,727)
   Foreign currency transactions                                                                                      5,073
                                                                                                               ------------
      Total net assets                                                                                         $ 10,524,848
                                                                                                               ------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                                                                  $  8,695,787
  Shares outstanding                                                                                              1,275,372
                                                                                                               ------------
   Net asset value per share                                                                                   $       6.82
  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                                                                  $  1,829,061
  Shares outstanding                                                                                                272,457
                                                                                                               ------------
   Net asset value per share                                                                                   $       6.71

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS

                                                                                                                YEAR ENDED
                                                                                                                 12/31/02
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $33,048)                                                         $    259,212
  Interest                                                                                                            5,953
                                                                                                               ------------
      Total investment income                                                                                  $    265,165
                                                                                                               ------------
EXPENSES:
  Management fees                                                                                              $    121,967
  Transfer agent fees                                                                                                 3,196
  Distribution fees (Class II)                                                                                        3,189
  Administrative fees                                                                                                37,500
  Custodian fees                                                                                                     56,627
  Professional fees                                                                                                  27,475
  Printing                                                                                                           19,573
  Fees and expenses of nonaffiliated trustees                                                                         2,280
  Miscellaneous                                                                                                       3,367
                                                                                                               ------------
     Total expenses                                                                                            $    275,174
     Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                                                        (87,501)
                                                                                                               ------------
     Net expenses                                                                                              $    187,673
                                                                                                               ------------
      Net investment income (loss)                                                                             $     77,492
                                                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                                                 $ (2,947,010)
   Futures contracts                                                                                                (49,751)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                              (27,748)
                                                                                                               ------------
                                                                                                               $ (3,024,509)
                                                                                                               ------------
  Change in net unrealized gain or loss from:
   Investments                                                                                                 $    483,181
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                                4,847
                                                                                                               ------------
                                                                                                               $    488,028
                                                                                                               ------------
  Net gain (loss) on investments, futures contracts and foreign currency transactions                          $ (2,536,481)
                                                                                                               ============
  Net increase (decrease) in net assets resulting from operations                                              $ (2,458,989)
                                                                                                               ============

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          YEAR                YEAR
                                                                                          ENDED               ENDED
                                                                                         12/31/02            12/31/01

FROM OPERATIONS:
Net investment income (loss)                                                          $       77,492       $       34,589
Net realized gain (loss) on investments
   futures contracts and foreign currency transactions                                    (3,024,509)          (2,973,541)
Change in net unrealized gain or loss
   on investments, and foreign currency transactions                                         488,028           (1,033,979)
                                                                                      --------------       --------------
     Net increase (decrease) in net assets
       resulting from operations                                                      $   (2,458,989)      $   (3,972,931)
                                                                                      --------------       --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                            $            -       $     (236,230)
   Class II                                                                                        -                 (832)
                                                                                      --------------       --------------
     Total distributions to shareowners                                               $            -       $     (237,062)
                                                                                      --------------       --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                      $   23,204,325       $   38,742,267
Reinvestment of distributions                                                                      -              237,062
Cost of shares repurchased                                                               (23,035,621)         (40,428,006)
                                                                                      --------------       --------------
     Net increase (decrease) in net assets
       resulting from fund share transactions                                                168,704           (1,448,677)
                                                                                      --------------       --------------
     Net increase (decrease) in net assets                                            $   (2,290,285)      $   (5,658,670)
                                                                                      --------------       --------------
NET ASSETS:
Beginning of period                                                                       12,815,134           18,473,804
                                                                                      --------------       --------------
End of period                                                                         $   10,524,849       $   12,815,134
                                                                                      ==============       ==============
Accumulated undistributed (Distribution in excess of)
   net investment income (loss), end of period                                        $       39,388       $      (10,358)
                                                                                      ==============       ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 12/31/02

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio)
      (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio)
      (liquidated as of close of business on January 24, 2003.)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
      (formerly Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Europe Portfolio is to seek long-term capital growth.

Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar, as of December 31, 2002 the Portfolio had no outstanding portfolio or settlement hedges.

D. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios.

   Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of December 31, 2002, Europe Portfolio had no open contracts.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gain. At December 31, 2002, Europe VCT Portfolio had capital loss carryforward of $7,099,420 which expire between 2008 and 2010 if not utilized.

   The Portfolio elected to defer $280,725 in capital and $6,336 in currency losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ended December 31, 2003.

   At December 31, 2002, the Portfolio made reclassifications as described below. These reclassifications have no impact on the net asset value of the Portfolio and are designed to present the portfolios' capital accounts on a tax basis.

                                  ACCUMULATED NET       ACCUMULATED
                                    INVESTMENT         REALIZED GAIN/
PORTFOLIO                          INCOME/LOSS              LOSS            PAID-IN CAPITAL
---------------------------------------------------------------------------------------------
Europe Portfolio                   $ (27,746)            $ 27,746                $  -

   The following shows the tax character of distributions paid during the years ended December 31, 2001 and December 31, 2002 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2002. These amounts do not include the capital loss carryforwards detailed above.

                                                     PIONEER
                                                     EUROPE
                                                 VCT PORTFOLIO
                                             2002              2001
-----------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                          $          -      $    237,062
Long- Term capital gain                             -                 -
                                         ------------------------------
                                         $          -      $    237,062
Return of Capital                                   -                 -
                                         ------------------------------
  Total Distributions                    $          -      $    237,062
                                         ------------------------------
DISTRIBUTABLE EARNINGS
(ACCUMULATED LOSSES):

Undistributed ordinary income            $     45,638      $          -
Undistributed long-term gain                        -                 -
Unrealized appreciation/depreciation       (1,932,847)       (1,276,794)
                                         ------------------------------
  Total                                  $ (1,887,209)     $ (1,276,794)
                                         ==============================

F. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $1,020,781 in commissions on the sale of trust shares for the year ended December 31, 2002. Distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian. As of December 31, 2002, the Portfolio had no outstanding loaned securities.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

   PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 1.00% of the Portfolios' average daily net assets.

   PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class I expenses to 1.50% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

   In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2002, there was $3,218 payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

   Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $504 in transfer agent fees payable to PIMSS at December 31, 2002.

4. DISTRIBUTION PLANS

   The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $409 payable to PFD at December 31, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

   At December 31, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                                              NET
                                                            GROSS                  GROSS                  APPRECIATION/
PORTFOLIO                       TAX COST                 APPRECIATION           DEPRECIATION             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Europe Portfolio              $ 12,262,209                $ 194,266             $ (2,152,222)             $ (1,938,006)

6. PORTFOLIO TRANSACTIONS

   The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2002, were $11,657,673 and 11,115,581, respectively.

7. CAPITAL SHARES

   At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      '02 SHARES             '02 AMOUNT            '01 SHARES                  '01 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO
CLASS I:
Shares sold                              933,302          $   7,424,556             4,104,238               $  38,303,244
Reinvestment of distributions                  -                      -                27,278                     236,230
Shares repurchased                    (1,132,763)            (8,859,397)           (4,324,955)                (40,384,270)
                                    -------------------------------------------------------------------------------------
  Net increase (decrease)               (199,462)         $  (1,434,842)             (193,439)              $  (1,844,796)
                                    =====================================================================================
CLASS II:
Shares sold                            2,117,532          $  15,779,769                52,860               $     439,023
Reinvestment of distributions                  -                      -                    96                         832
Shares repurchased                    (1,893,113)           (14,176,224)               (4,918)                    (43,736)
                                    -------------------------------------------------------------------------------------
  Net increase (decrease)                224,419          $   1,603,546                48,038               $    396,1193
                                    =====================================================================================

8. CHANGE IN INDEPENDENT AUDITORS

   On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Trust. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Trust for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Trust, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

PIONEER EUROPE VCT PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS TRUST AND
THE CLASS II SHAREOWNERS OF PIONEER EUROPE VCT PORTFOLIO:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Europe VCT Portfolio, one of the portfolios constituting Pioneer Variable Contracts Trust (the Trust) as of December 31, 2002, and the related statements of operations, the changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2001 and the financial highlights for the period then ended were audited by other auditors who have ceased operations and whose report dated February 8, 2002 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Europe VCT Portfolio of Pioneer Variable Contracts Trust at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2003

PIONEER VARIABLE CONTRACTS TRUST

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT AUDITORS
Ernst & Young LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 50 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The fund's statement of additional information provides more detailed information regarding the fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES


                          POSITION HELD             TERM OF OFFICE AND        PRINCIPAL OCCUPATION     OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS     WITH THE FUND             LENGTH OF SERVICE         DURING PAST FIVE YEARS   HELD BY THIS TRUSTEE
John F. Cogan, Jr. (76)*  Chairman of the Board,    Trustee since             Deputy Chairman and a    Director of Harbor
                          Trustee and President     1994. Serves until        Director of Pioneer      Global Company, Ltd.
                                                    retirement or removal.    Global Asset
                                                                              Management
                                                                              S.p.A. ("PGAM");
                                                                              Non-Executive Chairman
                                                                              and a Director of
                                                                              Pioneer Investment
                                                                              Management USA
                                                                              Inc. ("PIM-USA");
                                                                              Chairman and a
                                                                              Director of Pioneer
                                                                              and the various
                                                                              Momentum Funds;
                                                                              Director, Pioneer
                                                                              Alternative
                                                                              Investments; Director
                                                                              and Chairman of the
                                                                              Supervisory Board of
                                                                              Pioneer Czech
                                                                              Investment
                                                                              Company, a.s.;
                                                                              President of all of
                                                                              the Pioneer Funds; and
                                                                              Of Counsel (since
                                                                              2000,partner prior to
                                                                              2000),Hale and Dorr
                                                                              LLP (counsel to
                                                                              PIM-USA and the
                                                                              Pioneer Funds)

Daniel T. Geraci (45)**   Trustee and Executive     Trustee since             Director and CEO-US of   None
                          Vice President            October, 2001.Serves      PGAM since November
                                                    until retirement or       2001; Director, Chief
                                                    removal.                  Executive Officer and
                                                                              President of PIM-USA
                                                                              since October 2001;
                                                                              Director of Pioneer
                                                                              Investment Management
                                                                              Shareholder
                                                                              Services, Inc. ("PIMSS")
                                                                              since October 2001;
                                                                              President and a
                                                                              Director of Pioneer
                                                                              and Pioneer Funds
                                                                              Distributor, Inc. ("PFD")
                                                                              (Chairman) since
                                                                              October 2001; Executive
                                                                              Vice President of all
                                                                              of the Pioneer Funds
                                                                              since October 2001;
                                                                              President of Fidelity
                                                                              Private Wealth
                                                                              Management Group from
                                                                              2000 through
                                                                              October 2001; and
                                                                              Executive Vice
                                                                              President-Distribution
                                                                              and Marketing of
                                                                              Fidelity Investments
                                                                              Institutional Services
                                                                              and Fidelity Investments
                                                                              Canada Ltd. prior
                                                                              to 2000

*Mr. Cogan is an interested trustee because he is an officer or director of the fund's investment adviser and certain of its affiliates.

**Mr.Geraci is an interested trustee because he is an officer, director and employee of the fund's investment adviser and certain of its affiliates.

INDEPENDENT TRUSTEES

                          POSITION HELD
NAME, AGE AND ADDRESS     WITH THE FUND             TERM OF OFFICE AND       PRINCIPAL OCCUPATION      OTHER DIRECTORSHIPS
                                                    LENGTH OF SERVICE        DURING PAST FIVE YEARS    HELD BY THIS TRUSTEE
Mary K. Bush (54)         Trustee                   Trustee since            President, Bush           Director and/or Trustee
3509 Woodbine Street,                               September, 2000.         International             of Brady Corporation
Chevy Chase, MD 20815                               Serves until             (international            (industrial
                                                    retirement or removal.   financial advisory firm)  identification and
                                                                                                       specialty coated
                                                                                                       material products
                                                                                                       manufacturer), Mortgage
                                                                                                       Guaranty Insurance
                                                                                                       Corporation,
                                                                                                       R.J.Reynolds Tobacco
                                                                                                       Holdings, Inc.
                                                                                                       (tobacco) and Student
                                                                                                       Loan Marketing
                                                                                                       Association (secondary
                                                                                                       marketing of student
                                                                                                       loans)

Richard H. Egdahl, M.D.   Trustee                   Trustee since            Alexander Graham Bell     None
(76)                                                1995. Serves until       Professor of Health
Boston University                                   retirement or removal.   Care Entrepreneurship,
Healthcare                                                                   Boston University;
Entrepreneurship                                                             Professor of
Program,                                                                     Management, Boston
53 Bay State Road,                                                           University School of
Boston, MA 02215                                                             Management; Professor
                                                                             of Public Health,
                                                                             Boston University
                                                                             School of Public
                                                                             Health; Professor of
                                                                             Surgery, Boston
                                                                             University School of
                                                                             Medicine; and
                                                                             University Professor,
                                                                             Boston University

Margaret B.W. Graham (55) Trustee                   Trustee since            Founding Director, The    None
1001 Sherbrooke                                     September, 2000.         Winthrop Group, Inc.
Street West,                                        Serves until             (consulting firm);
Montreal, Quebec, Canada                            retirement or removal.   Professor of
                                                                             Management, Faculty of
                                                                             Management, McGill
                                                                             University

Marguerite A. Piret (54)  Trustee                   Trustee since            President and Chief       None
One Boston Place,                                   1995. Serves until       Executive Officer,
28th Floor,                                         retirement or removal.   Newbury, Piret &
Boston, MA 02108                                                             Company, Inc.
                                                                             (investment banking
                                                                             firm)

Stephen K. West (74)      Trustee                   Trustee since            Senior Counsel,           Director, The Swiss
125 Broad Street,                                   1999. Serves until       Sullivan& Cromwell (law   Helvetia Fund, Inc.
New York, NY 10004                                  retirement or removal.   firm)                     (closed end investment
                                                                                                       company) and AMVESCAP
                                                                                                       PLC (investment
                                                                                                       managers)

John Winthrop (66)        Trustee                   Trustee since            President, John           None
One North Adgers Wharf,                             September, 2002.         Winthrop& Co., Inc.
Charleston, SC 29401                                Serves until             (private investment
                                                    retirement or removal.   firm)

FUND OFFICERS

                          POSITION HELD
NAME, AGE AND ADDRESS     WITH THE FUND             TERM OF OFFICE AND        PRINCIPAL OCCUPATION     OTHER DIRECTORSHIPS
                                                    LENGTH OF SERVICE         DURING PAST FIVE YEARS   HELD BY THIS TRUSTEE
Joseph P. Barri (56)      Secretary                 Since 1994. Serves at     Partner, Hale and Dorr   None
                                                    the discretion of Board   LLP; Secretary of all
                                                                              of the Pioneer Funds

Dorothy E. Bourassa (55)  Assistant Secretary       Since November,           Secretary of PIM-USA;    None
                                                    2000. Serves at the       Senior Vice
                                                    discretion of Board       President-Legal of
                                                                              Pioneer; and
                                                                              Secretary/Clerk of
                                                                              most of PIM-USA's
                                                                              subsidiaries since
                                                                              October 2000; Assistant
                                                                              Secretary of all of
                                                                              the Pioneer Funds
                                                                              since November 2000;
                                                                              Senior Counsel,
                                                                              Assistant Vice
                                                                              President and Director
                                                                              of Compliance of
                                                                              PIM-USA from April 1998
                                                                              through October 2000;
                                                                              Vice President and
                                                                              Assistant General
                                                                              Counsel, First Union
                                                                              Corporation from
                                                                              December 1996 through
                                                                              March 1998

Vincent Nave (57)         Treasurer                 Since November, 2000.     Vice President-Fund      None
                                                    Serves at the             Accounting,
                                                    discretion of Board       Administration and
                                                                              Custody Services of
                                                                              Pioneer (Manager from
                                                                              September 1996 to
                                                                              February 1999); and
                                                                              Treasurer of all of
                                                                              the Pioneer Funds
                                                                              (Assistant Treasurer
                                                                              from June 1999 to
                                                                              November 2000)

Luis I. Presutti (37)     Assistant Treasurer       Since November, 2000.     Assistant Vice           None
                                                    Serves at the             President-Fund
                                                    discretion of Board       Accounting,
                                                                              Administration and
                                                                              Custody Services of
                                                                              Pioneer (Fund
                                                                              Accounting Manager
                                                                              from 1994 to 1999);
                                                                              and Assistant
                                                                              Treasurer of all of
                                                                              the Pioneer Funds
                                                                              since November 2000

Gary Sullivan (44)        Assistant Treasurer       Since May, 2002. Serves   Fund Accounting          None
                                                    at the discretion of      Manager-Fund
                                                    Board                     Accounting,
                                                                              Administration and
                                                                              Custody Services of
                                                                              Pioneer; and Assistant
                                                                              Treasurer of all of
                                                                              the Pioneer Funds
                                                                              since May 2002

Alan Janson (31)          Assistant Treasurer       Since July, 2002.         Manager,                 None
                                                    Serves at the             Valuation Risk and
                                                    discretion of Board       Information
                                                                              Technology-Fund
                                                                              Accounting,
                                                                              Administration and
                                                                              Custody Services of
                                                                              Pioneer since
                                                                              March 2002; and
                                                                              Assistant Treasurer of
                                                                              all of the Pioneer
                                                                              Funds since
                                                                              July 2002.Manager,
                                                                              Valuation Risk and
                                                                              Performance Reporting
                                                                              of Pioneer from
                                                                              June 2000 to February
                                                                              2002; Member of
                                                                              Pioneer Pricing Group
                                                                              from 1996 to 2000
                                                                              (promoted to Manager
                                                                              in 1998)

[PIONEER INVESTMENTS (R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   12736-00-0203